UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2006
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue 26th Floor
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           New York, NY  10022
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Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
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Title:     Senior Managing Member of General Partner
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Phone:     212-421-7548
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Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York            5/15/06
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          18
                                               -------------

Form 13F Information Table Value Total:           $456,016
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          Name of            Title of                 Value   Shrs of   SH/     PUT/  Investme Other
           Issuer              Class       CUSIP    (x1000)   PRN AMT   PRN    CALL   DiscretiManagers  Sole   Shared   None
APARTMENT INV & MGMT CO         COM      04738R101       59657 1272000                Sole            Sole
BRE PROPERTIES                  COM      05564E106       28515  509200                Sole            Sole
EASTGROUP PROPERTIES INC        COM      277276101        2149   45300                Sole            Sole
EQUITY OFFICE PROPERTIES        COM      294741103       30759  916000                Sole            Sole
FELCOR LODGING                  COM      31430F101        6508  308459                Sole            Sole
INTERSTATE HOTELS & RESRTS I    COM      46088S106        8000 1495404                Sole            Sole
KIMCO REALTY*                   COM      49446R109       11636  286322                Sole            Sole
MORGANS HOTEL GROUP             COM      61748W108         528   29899                Sole            Sole
POST PROPERTIES INC             COM      737464107      111624 2508411                Sole            Sole
RAMCO-GERSHON PPTYS             COM      751452202        5367  177300                Sole            Sole
RECKSON ASSOCIATES REALTY       COM      75621K106       38525  840800                Sole            Sole
REPUBLIC PROPERTY TRUST         COM      760737106       12208 1037200                Sole            Sole
SIX FLAGS INC                   COM      83001P109        7417  728600                Sole            Sole
STRATUS PPTYS INC               COM      863167201       13725  560199                Sole            Sole
SUN COMMUNITIES                 COM      866674104       61497 1739648                Sole            Sole
TAUBMAN CENTERS INC             COM      876664103       12934  310400                Sole            Sole
THOMAS PROPERTY GROUP           COM      884453101       38791 2850200                Sole            Sole
URSTADT BIDDLE PROPERTIES IN    COM      917286205        6257  347600                Sole            Sole



*As of 3/31/06 Atlantic Realty Trust (ATLRS) was acquired by Kimco Realty (KIM). Shares reported in this 13F filing are proforma and are calculated pursuant to the merger rate of 0.568 shares of KIM for each share of ATLRS.